Balances and Transactions in Foreign Currencies - Balances (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	$ 40,637	$ 75,114
Long-Term Assets	2,336	2,308
Short-Term Liabilities	11,455	7,222
Long-Term Liabilities	136,744	153,343
U.S. dollars
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	40,557	74,994
Long-Term Assets	978	983
Short-Term Liabilities	11,049	6,310
Long-Term Liabilities	111,962	125,447
Euros
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	34	74
Long-Term Assets	0	0
Short-Term Liabilities	400	355
Long-Term Liabilities	24,782	27,896
Other currencies
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	46	46
Long-Term Assets	1,358	1,325
Short-Term Liabilities	6	557
Long-Term Liabilities	$ 0	$ 0